Acquisitions and Minority Investment Acquisition Table (Details) (USD $) In Millions, unless otherwise specified	Jan. 01, 2011
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	$ 112
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	17
Business Acquisition, Purchase Price Allocation, Goodwill Amount	922
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	461
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	134
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	47
Business Acquisition, Purchase Price Allocation, Assets Acquired	1,693
Business Acquisition, Purchase Price Allocation, Current Liabilities	85
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	196
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	236
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,176
Business Acquisition, Cost of Acquired Entity, Cash Paid	642
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	534
LightLab Imaging [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	15
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	4
Business Acquisition, Purchase Price Allocation, Goodwill Amount	41
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	40
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	14
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	2
Business Acquisition, Purchase Price Allocation, Assets Acquired	116
Business Acquisition, Purchase Price Allocation, Current Liabilities	23
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	0
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	0
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	93
Business Acquisition, Cost of Acquired Entity, Cash Paid	93
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	0
AGA Medical [Member]
Business Acquisition [Line Items]
Business Acquisition, Purchase Price Allocation, Current Assets	97
Business Acquisition Purchase Price Allocation Current Deferred Income Taxes Asset Liability Net	13
Business Acquisition, Purchase Price Allocation, Goodwill Amount	881
Business Acquisition Purchase Price Allocation Intangible Asset Net Excluding Goodwill And Acquired In Process Research And Development	421
Business Acquisition Purchase Price Allocation Indefinite-Lived In Process Research And Development	120
Business Acquisition Purchase Price Allocation Other Noncurrent Assets Except Intangibles Goodwill And Deferred Taxes	45
Business Acquisition, Purchase Price Allocation, Assets Acquired	1,577
Business Acquisition, Purchase Price Allocation, Current Liabilities	62
Business Acquisition, Purchase Price Allocation, Deferred Taxes Asset (Liability), Net, Noncurrent	196
Business Acquisition, Purchase Price Allocation, Other Noncurrent Liabilities	236
Business Acquisition, Purchase Price Allocation, Assets Acquired (Liabilities Assumed), Net	1,083
Business Acquisition, Cost of Acquired Entity, Cash Paid	549
Business Acquisition, Cost of Acquired Entity, Equity Interests Issued and Issuable	$ 534